TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.	12 Months Ended
Jan. 03, 2021
Related Party Transactions [Abstract]
TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.	NET PARENT INVESTMENT AND TRANSACTIONS WITH SUNPOWER AND TOTAL AND TOTAL S.A SunPower is a majority-owned subsidiary of Total Solar INTL SAS ("Total," formerly Total Solar International SAS) and Total Gaz Electricité Holdings France SAS (“Total Gaz”), each a subsidiary of TOTAL SE (“TOTAL
SE,” formerly Total SA). As of December 29, 2019, we were partially owned by Total through its ownership of SunPower.
In connection with the Spin-off, following the TZS investment whereby Zhonghuan Singapore Investment and Development Pte Ltd., a Singapore private limited company (“TZS SG”) and an affiliate of TZS, purchased from Maxeon, for $298.0 million, 8,915,692 of Maxeon shares. Total Solar INTL SAS (“Total Solar”), Total Gaz Electricité Holdings France SAS, (“Total Gaz” with Total Solar, each an affiliate of Total SE and collectively "Total") who were the holders of record of SunPower’s common stock, were issued with Maxeon’s share by way of pro rata distribution. As of January 3, 2021, Total’s and TZS SG’s ownership of the Company’s outstanding common stock was approximately 32.3% and 26.2%, respectively.
Transactions with SunPower
Sales to SunPower
During fiscal years 2020, 2019 and 2018, we had sales of $231.2 million, $426.5 million and $388.5 million to SunPower representing the sale of solar modules to SunPower. The pricing term prior to the Spin-off was made at transfer prices determined based on management’s assessment of market-based pricing terms. Subsequent to the Spin-off, pricing is based on the supply agreement with SunPower. Sales to SunPower were recognized in line with our revenue recognition policy for sales to third-party customers, as discussed in Note 2. Summary of Significant Accounting Policies. As of January 3, 2021 and December 29, 2019, accounts receivable due from SunPower related to these sales amounted to $32.0 million and $51.8 million, respectively.
Allocation of Corporate Expenses
As discussed in Note 2. Summary of Significant Accounting Policies, the Consolidated and Combined Statements of Operations and Comprehensive Loss include an allocation of general corporate expenses from SunPower for certain management and support functions, prior to the Spin-off. These allocations amounted to $9.2 million, $26.1 million and $18.8 million fiscal years 2020, 2019 and 2018, respectively, and are reflected in sales, general, and administrative expenses. Management believes the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by us during the period presented. Allocated costs may differ from actual costs which would have been incurred if we had operated independently during the periods presented.
In December 2015, SunPower issued 4.00% debentures due 2023, the proceeds of which were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, $11.3 million, $17.0 million and $17.0 million of interest expense associated with the 4.00% debentures due 2023 is reflected in the Consolidated and Combined Statements of Operations for each of the fiscal years 2020, 2019 and 2018. Since the 4.00% debentures due 2023 represent legal obligations of SunPower which were not transferred to us, they are not reflected in our Consolidated and Combined Balance Sheets in the years presented. However, the associated interest expense and the debt issuance cost amortization are reflected in our Consolidated and Combined Statements of Operations prior to the Spin-off to reflect our historical cost of doing business. This cost may not be indicative of the actual expense that would have been incurred had we operated as an independent, public company for the period presented nor future periods.
Agreements with SunPower
In connection with the Spin-off, we also entered into certain ancillary agreements that govern the relationships between SunPower and us following the Distribution, including: a tax matters agreement, employee matters agreement, transition services agreement, back-to-back agreement, brand framework agreement, cross license agreement, collaboration agreement, and supply agreement (collectively, the “Ancillary Agreements”).
In addition, under the Separation and Distribution Agreement with SunPower, SunPower has agreed to indemnify us for certain litigation and claims to which are a party. The liabilities related to these claims and an offsetting receivable from SunPower are reflected on our Consolidated and Combined Balance Sheets. See Note 6. Balance Sheet Components and Note 9. Commitments and Contingencies - Indemnifications.
The below table summarizes our transactions with SunPower for fiscal year 2020 subsequent to the Spin-off, in relation to these agreements:

Fiscal Year Ended
(In thousands)	January 3, 2021
Charges from product collaboration agreement	$10,846
Net charges from transition service agreement	6,229
We had the following balances related to transactions with SunPower as of January 3, 2021 and December 29, 2019:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Accounts receivable	$31,967	$51,767
Prepaid expenses and other current assets	9,665	—
Other receivables, non-current	1,458	—
Accounts payable	901	—
Accrued liabilities (Note 6)	7,942	—

Net Parent Investment
Net parent investment on the Consolidated and Combined Balance Sheets and Statements of Equity represents SunPower’s historical investment in the Company, the net effect of transactions with and allocations from SunPower and the Company’s accumulated earnings. Prior to the Spin-off, the Company was dependent on SunPower for its working capital and financing requirements as SunPower used a centralized approach for cash management and financing of its operations. SunPower provided funding for our operating and investing activities including pooled cash managed by SunPower treasury to fund operating expenses and capital expenditures. SunPower also directly collected our receivables. These activities were reflected as a component of net parent investment, and this arrangement is not reflective of the manner in which we would operate on a stand-alone business separate from SunPower during the period presented. Accordingly, none of SunPower’s cash, cash equivalents or debt at the corporate level have been assigned to the Company in the consolidated and combined financial statements. Net parent investment represents SunPower’s interest in the recorded net assets of the Company and the net parent (distribution) contribution represents the settlement as part of the Spin-off exercise. All significant transactions between the Company and SunPower have been included in the accompanying consolidated and combined financial statements. Transactions with SunPower are reflected in the accompanying Consolidated and Combined Statements of Equity as “Net parent (distribution) contribution”.
Net Parent (Distribution) Contribution
The components of Net parent (distribution) contribution on the Consolidated and Combined Statements of Equity for fiscal years 2020, 2019 and 2018 were as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
General financing activities	$(22,163)	$61,971	$152,239
Acquisition of intellectual property	(100,000)	—	—
Separation cost	(25,000)	—	—
Excess cash	(8,996)	—	—
Corporate allocations	9,238	26,096	18,822
Interest expense financed and paid by SunPower	12,167	19,485	17,000
Stock-based compensation expense	5,168	7,135	8,580
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687	$196,641
A reconciliation of Net parent (distribution) contribution in the Consolidated and Combined Statements of Equity to the corresponding amount presented on the Consolidated and Combined Statements of Cash Flows for the periods presented was as follows:

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Equity	$(129,586)	$114,687	$196,641
Interest expense financed and paid by SunPower	(12,167)	(19,485)	(17,000)
Stock-based compensation expense	(5,168)	(7,135)	(8,580)
Other	12,925	4,342	28
Total Net parent (distribution) contribution per Consolidated and Combined Statements of Cash Flows	$(133,996)	$92,409	$171,089
Transactions with Total and Total S.A.
The following related party balances and amounts are associated with transactions entered into with Total and its affiliates:

	As of
(In thousands)	January 3, 2021	December 29, 2019
Accounts receivable	$1,273	$2,734
Accounts payable(1)	3,100	4,921
Contract liabilities, current portion(1), (2)	9,405	18,786
Contract liabilities, net of current portion(2)	33,066	35,427
(1)In connection with obtaining solar module supplies related to one solar project, we incurred charges of $3.1 million, that will be paid directly to Total in fiscal year 2021.
(2)Refer to Note 9. Commitments and Contingencies—Advances from Customers.

	Fiscal Year Ended
(In thousands)	January 3, 2021	December 29, 2019	December 30, 2018
Revenue	$73,599	$33,371	$27,785
Interest expense incurred on the 4.00% debentures acquired by Total(1)	2,667	4,000	4,000
(1)Represents Total share of the 4.00% debentures issued by SunPower in December 2015. The proceeds were used to finance our solar cell manufacturing facility in the Philippines which relates to our historical business. As such, the related interest expense was reflected in the Consolidated and Combined Statements of Operations prior to Spin-off. The related obligation on the 4.00% debentures were not transferred to us as part of the Spin-off.
Supply Agreements
In November 2016, SunPower and Total entered into a four-year, up to 200 megawatts (“MW”) supply agreement to support the solarization of certain Total facilities. The agreement covers the supply of 150 MW of Maxeon 2 panels with an option to purchase up to another 50 MW of Performance line solar panels. In March 2017, SunPower received a prepayment totaling $88.5 million. The prepayment is secured by certain of Maxeon’s assets located in Mexico.
We recognize revenue for the solar panels supplied under this arrangement consistent with our revenue recognition policy for solar power components at a point in time when control of such products transfers to the customer, which generally occurs upon shipment or delivery depending on the terms of the contracts. In the second quarter of fiscal year 2017, we started to supply Total with solar panels under the supply agreement and as of January 3, 2021 and December 29, 2019, we had $9.3 million and $17.6 million, respectively, of “Contract liabilities, current portion”, and $33.1 million and $35.4 million, respectively, of “Contract liabilities, net of current portion” on our Consolidated and Combined Balance Sheets related to the aforementioned supply agreement (see Note 9. Commitments and Contingencies).
In March 2018, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 3.42 MW of photovoltaic (“PV”) modules to Total for a development project in Chile. This agreement provided for payment from Total in the amount of approximately $1.3 million, 10% of which was paid upon execution of the agreement.
On January 7, 2019, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 3.7 MW of PV modules to Total for a ground-mounted PV installation in Dubai. This agreement provided for payment from Total in the amount of approximately $1.4 million, 10% of which was received after execution of the agreement.
On March 4, 2019, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 10 MW of PV modules to Total for commercial rooftop PV installations in Dubai. This agreement provided for payment from Total in the amount of approximately $3.2 million, 10% of which was received in April 2019.
In December 2019, SunPower and Total, each through certain affiliates, entered into an agreement whereby we agreed to sell 93 MW of PV modules to Total for commercial PV modules in France. This agreement provided for payment from Total in the amount of approximately $38.4 million, 10% of which was received in December 2019.
4.00% Debentures Due 2023
In December 2015, SunPower issued the 4.00% debentures due 2023. An aggregate principal amount of $100.0 million of the 4.00% debentures due 2023 were acquired by Total. The Consolidated and Combined Statements of Operations includes $2.7 million in interest expense related to interest charges incurred on the 4.00% debentures due
2023 for fiscal year 2020. See Note 1. Background and Basis for Presentation for additional details related to the 4.00% debentures due 2023.
NOTE 4. TRANSACTIONS WITH TIANJIN ZHONGHUAN SEMICONDUCTOR CO., LTD.
Transactions with Tianjin Zhonghuan Semiconductor Co., Ltd and its affiliates
During fiscal year 2020, the Company sold its entire equity interest in Hohhot Huanju New Energy Development Co. Ltd. (“Hohhot”) to Zhonghuan Energy (Inner Mongolia) Co., Ltd, an affiliate of TZS at a consideration of RMB 21,938,086.22 (equivalent to $3.2 mil) and this was determined based on valuation of Hohhot on December 31, 2019. The Company recognized a gain of $0.5 million from the disposal.
In March 2016, we entered into an agreement with Dongfang Electric Corporation and TZS. to form Huansheng Photovoltaic (Jiangsu) Co., Ltd., a jointly owned solar cell manufacturing facility to manufacture our Performance line modules in China. As at January 3, 2021, we had an equity ownership of 20% in the joint venture and account for the joint venture as an equity method investment. Please refer to Note 10 Equity Investments for transactions with the joint venture.